Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Effective Tax Rate [Line Items]
Corporation tax rate	19.00%	20.00%	20.00%
United Kingdom
Disclosure Of Reconciliation Of Effective Tax Rate [Line Items]
Corporation tax rate	19.00%	20.00%	20.00%